EXCHANGE DIFFERENCE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EXCHANGE DIFFERENCE
Generated by suppliers	$ (26,366,916)	$ (11,285,363)	$ (2,531,489)
Generated by financial assets	12,348,172	5,404,210	(2,083,399)
Generated by financial liabilities	(3,310,906)	(5,132,722)	(1,084,654)
Other	113,520	(593,853)	191,231
Total	$ (17,216,130)	$ (11,607,728)	$ (5,508,311)